NOTE 3 - STOCKHOLDERS' EQUITY	2 Months Ended
Mar. 31, 2013
Equity [Abstract]
NOTE 3. STOCKHOLDERS EQUITY

NOTE 3 – STOCKHOLDER’S EQUITY

Common Stock

On January 13, 2013, the Company issued 478,000 shares of common stock to the director and officer of the Corporation at a price of $0.042 per share for cash, for $20,200.

Between February 28, 2013, and March 13, 2013, the Company issued 22,000 shares to a total of 44 various individuals at a price of $1 per share for cash, for $22,000.

On March 31, 2013, the Company issued 1,500,000 shares of common stock at $1 each to The Mazzal Trust for subscription receivable, for the purchase of Land and Buildings as described in Note 4.